Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 3,377	$ 2,917
Additions other than through business combinations, property, plant and equipment	2,281	2,779
Disposals, property, plant and equipment	0	(1,074)
Depreciation, property, plant and equipment	(1,673)	(1,245)	$ (782)
Property, plant and equipment at end of period	3,985	3,377	2,917
Impairment loss recognised in profit or loss, property, plant and equipment
Reversal of impairment loss recognised in profit or loss, property, plant and equipment
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,590	2,004
Additions other than through business combinations, property, plant and equipment	2,281	2,779
Disposals, property, plant and equipment	0	(1,074)
Depreciation, property, plant and equipment	(1,129)	(1,119)
Property, plant and equipment at end of period	3,742	2,590	2,004
Building Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	787	913
Additions other than through business combinations, property, plant and equipment	0	0
Disposals, property, plant and equipment	0	0
Depreciation, property, plant and equipment	(544)	(126)
Property, plant and equipment at end of period	243	787	913
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	6,737	5,032
Property, plant and equipment at end of period	9,018	6,737	5,032
Gross carrying amount [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5,480	3,775
Property, plant and equipment at end of period	7,761	5,480	3,775
Gross carrying amount [member] | Building Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,257	1,257
Property, plant and equipment at end of period	1,257	1,257	1,257
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,360)	(2,115)
Property, plant and equipment at end of period	(5,033)	(3,360)	(2,115)
Accumulated depreciation and amortisation [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(2,890)	(1,771)
Property, plant and equipment at end of period	(4,019)	(2,890)	(1,771)
Accumulated depreciation and amortisation [member] | Building Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(470)	(344)
Property, plant and equipment at end of period	$ (1,014)	$ (470)	$ (344)